Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Supplement [Text Block]	aimisf_SupplementTextBlock

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for B, C, Invesco Cash Reserve, Investor, R and Y Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Invesco Cash Reserve		B	C	R	Y	Investor
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None	None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Invesco Cash Reserve	B	C	R	Y	Investor
Management Fees[2]		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90	0.40	None	None
Other Expenses[3]		0.35	0.35	0.35	0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40	0.90	0.50	0.50

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$643	$743	$966	$1,475
Class C	$243	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$143	$443	$766	$1,475
Class C	$143	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628”

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for R5 and R6 Class shares, as applicable, of the Funds listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Invesco Money Market Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	R5
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees[1]		0.15%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[2]		0.19
Total Annual Fund Operating Expenses		0.34
1	“Management Fees” have been restated to reflect current fees.
2	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$35	$109	$191	$431”

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for AX, BX and CX Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	AX		BX	CX
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	AX	BX	CX
Management Fees[2]		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90
Other Expenses[3]		0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$643	$743	$966	$1,475
Class CX	$243	$443	$766	$1,680

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$143	$443	$766	$1,475
Class CX	$143	$443	$766	$1,680”

Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf_SupplementTextBlock

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for B, C, Invesco Cash Reserve, Investor, R and Y Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Invesco Cash Reserve		B	C	R	Y	Investor
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None	None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Invesco Cash Reserve	B	C	R	Y	Investor
Management Fees[2]		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90	0.40	None	None
Other Expenses[3]		0.35	0.35	0.35	0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40	0.90	0.50	0.50

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$643	$743	$966	$1,475
Class C	$243	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$143	$443	$766	$1,475
Class C	$143	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628”

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" have been restated to reflect current fees. "Other Expenses" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following if you did not redeem your shares.
Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund | Invesco Cash Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apple in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	362
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 810
Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 643
3 Years	rr_ExpenseExampleYear03	743
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	1,475
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,475
Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 243
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,680
Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
Class Invesco Cash Reserve, B, C, R, Y and Investor | INVESCO Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
Class R5 | INVESCO Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf_SupplementTextBlock

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for R5 and R6 Class shares, as applicable, of the Funds listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Invesco Money Market Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	R5
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees[1]		0.15%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[2]		0.19
Total Annual Fund Operating Expenses		0.34
1	“Management Fees” have been restated to reflect current fees.
2	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$35	$109	$191	$431”

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" have been restated to reflect current fees. "Other Expenses" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class R5 | INVESCO Money Market Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
Class AX, BX and CX | INVESCO Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf_SupplementTextBlock

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for AX, BX and CX Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	AX		BX	CX
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	AX	BX	CX
Management Fees[2]		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90
Other Expenses[3]		0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$643	$743	$966	$1,475
Class CX	$243	$443	$766	$1,680

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$143	$443	$766	$1,475
Class CX	$143	$443	$766	$1,680”

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" have been restated to reflect current fees. "Other Expenses" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following if you did not redeem your shares.
Class AX, BX and CX | INVESCO Money Market Fund | Class AX
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apple in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	362
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 810
Class AX, BX and CX | INVESCO Money Market Fund | Class BX
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 643
3 Years	rr_ExpenseExampleYear03	743
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	1,475
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,475
Class AX, BX and CX | INVESCO Money Market Fund | Class CX
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 243
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,680

[1]	A contingent deferred sales charge may apple in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	"Management Fees" have been restated to reflect current fees.
[3]	"Other Expenses" have been restated to reflect current fees.
[4]	A contingent deferred sales charge may apple in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."